Interim Condensed Consolidated Statements of Comprehensive Loss (Parenthetical)	Nov. 18, 2025	Oct. 23, 2025	Aug. 07, 2025	Jun. 16, 2025	Jan. 15, 2025	Jul. 15, 2024	Aug. 21, 2023
IfrsStatementLineItems [Line Items]
Reverse share splits	1-for-8	1-for-10.89958	1-for-7	1-for-4.1	1-for-28.5	1-for-75	1-for-22
Potential ordinary share transactions [member]
IfrsStatementLineItems [Line Items]
Reverse share splits	1-for-8	1-for-10.89958	1-for-7	1-for-4.1	1-for-28.5,